Right of Use Asset and Operating Lease Liability - Schedule of right of use assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Leases [Abstract]
Cost	$ 13,386	$ 12,704
Accumulated amortization	(9,264)	(7,158)
Net carrying value	$ 4,122	$ 5,546